STOCK COMPENSATION PLANS (Detail Textuals) - USD ($)				1 Months Ended							3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 01, 2017	Jan. 01, 2017	Oct. 07, 2016	Dec. 30, 2017	Jul. 31, 2017	Jul. 30, 2017	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Aug. 19, 2016	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2017	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense											$ 31,998,849		$ 14,270,634		$ 37,961,374	$ 17,709,352	$ 30,376,431	$ 72,309
Intrinsic value of options outstanding											$ 10,026,121	$ 7,940,500			$ 10,026,121		$ 7,940,500	$ (1,919,000)		$ 6,021,500
Number of shares											44,214,031	28,350,000			44,214,031		28,350,000	4,550,000		0
Granted															$ 32,996,834		$ 33,314,610	$ 2,550,380
Total fair values of stock options that vested															$ 30,930,938	$ 5,138,619	$ 16,234,697
Directors, Officers, Employees, Consultants and Strategic Service Provider
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued															15,464,031		28,300,000
Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued				400,000
Common stock issued price per share				$ 1.98
Share based compensation arrangement option expire date				Dec. 29, 2022
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)															5 years
Intrinsic value of options outstanding												$ 2,041,500					$ 2,041,500
Aggregate fair value of stock options vested												$ 16,234,693
Number of shares												28,350,000					28,350,000
Number of shares exercisable												25,500,000					25,500,000
Intrinsic value of options exercisable												$ 0					$ 0
Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000		5,000,000		6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 2.00	$ 1.25	$ 0.75		$ 2.00		$ 2.00	$ 1.25	$ 0.75	$ 0.75
Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000		5,000,000		6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 2.75	$ 1.75	$ 1.25		$ 2.25		$ 2.75	$ 1.75	$ 1.25	$ 1.25
Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000		5,000,000		6,000,000	3,750,000	4,500,000	4,500,000
Common stock issued price per share	$ 3.25	$ 2.50	$ 2.00		$ 2.50		$ 3.25	$ 2.50	$ 2.00	$ 2.00
Employee Stock Option | Share Based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued					5,000,000
Common stock issued price per share					$ 2.75
Grant Date August 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of unregistered common stock issued																	$ 21,500
Number of unregistered common stock issued																	50,000
Common stock issued price per share												$ 0.50					$ 0.50
Grant Date August 19, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												$ 2,528,880					$ 2,528,880
Total compensation cost expected to be recognized												960,358					960,358
Stock based compensation expense														$ 385,298			$ 1,517,713	$ 50,809
Grant Date October 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												3,571,773					$ 3,571,773
Total compensation cost expected to be recognized												1,610,288					1,610,288
Stock based compensation expense														322,927			$ 1,961,485
Grant Date November 1, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												3,960,769					$ 3,960,769
Total compensation cost expected to be recognized												1,951,447					1,951,447
Stock based compensation expense														$ 192,311			$ 2,009,322
Grant Date January 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												5,143,711					$ 5,143,711
Total compensation cost expected to be recognized												$ 1,723,965					1,723,965
Stock based compensation expense																	$ 3,419,745
Grant Date January 1, 2017 One | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued																	50,000
Common stock issued price per share												$ 1.25					$ 1.25
Aggregate fair value of options												$ 67,894					$ 67,894
Stock based compensation expense																	$ 67,894
Share based compensation arrangement option expire date																	Dec. 31, 2021
Grant Date February 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												11,134,303					$ 11,134,303
Total compensation cost expected to be recognized												6,933,313					6,933,313
Stock based compensation expense																	$ 4,200,990
Grant Date July 31, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)																	5 years
Aggregate fair value of options												9,436,160					$ 9,436,160		$ 9,436,160
Total compensation cost expected to be recognized												$ 6,378,615					6,378,615		$ 4,328,168
Stock based compensation expense																	$ 3,057,544
Stock Option Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized					10,000,000
Minimum percentage of fair market value on grant date as exercise price of stock option					110.00%
Maximum term of stock option					10 years
Stock Option Plan 2017 | Incentive stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stockholders to whom stock options granted					10.00%
Maximum term of stock option					5 years
2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued price per share											$ 1.98				$ 1.98
Total compensation cost expected to be recognized											$ 21,623,880				$ 21,623,880
Intrinsic value of options outstanding											$ 10,026,121				$ 10,026,121
Number of shares available for grant											9,600,000				9,600,000
Compensation cost not yet recognized, period for recognition															6 years 4 months 17 days
2017 Equity Incentive Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement option expire date						Dec. 31, 2026
Maximum number of shares authorized						10,000,000
Percentage of shareholder to grant exercise price of incentive stock option						10.00%
Threshold percentage limit of exercise price respect to fair market value on the grant date						110.00%
Threshold limit of term of options						10 years
Threshold limit of term of options granted to 10% shareholders						5 years
Termination term of option under termination of employment						3 months
Termination term of option under event of death or disability						1 year